Concentration by industry sector of financial instrument, net of allowance (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2018	Dec. 31, 2017
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	₩ 422,866,346	₩ 384,793,713
Due from banks and loans
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		296,441,837
Due from banks and loans | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		13,373,140
Due from banks and loans | Retail
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		124,868,554
Due from banks and loans | Government
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		14,442,747
Due from banks and loans | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		123,637,882
Due from banks and loans | Card receivable
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		20,119,514
Due from banks and loans at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	314,340,868
Due from banks and loans at amortized cost | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	17,935,816
Due from banks and loans at amortized cost | Retail
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	136,499,558
Due from banks and loans at amortized cost | Government
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	6,517,215
Due from banks and loans at amortized cost | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	131,795,992
Due from banks and loans at amortized cost | Card receivable
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	21,592,287
Deposits and loans at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	2,079,850
Deposits and loans at FVTPL | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	890,660
Deposits and loans at FVTPL | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	1,189,190
Trading assets
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		23,829,943
Financial assets designated at FVTPL(IAS39)
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		2,344,701
Securities at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	40,289,846
AFS financial assets
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		37,186,552
Securities at fair value through other comprehensive income
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	37,677,646
HTM financial assets
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		24,990,680
Securities at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	28,478,136
Finance and insurance
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	88,022,539	77,737,683
Finance and insurance | Due from banks and loans
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		29,992,494
Finance and insurance | Due from banks and loans | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		11,094,855
Finance and insurance | Due from banks and loans | Retail
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		0
Finance and insurance | Due from banks and loans | Government
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		13,381,461
Finance and insurance | Due from banks and loans | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		5,474,353
Finance and insurance | Due from banks and loans | Card receivable
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		41,825
Finance and insurance | Due from banks and loans at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	32,457,817
Finance and insurance | Due from banks and loans at amortized cost | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	17,579,099
Finance and insurance | Due from banks and loans at amortized cost | Retail
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0
Finance and insurance | Due from banks and loans at amortized cost | Government
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	6,385,776
Finance and insurance | Due from banks and loans at amortized cost | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	8,456,599
Finance and insurance | Due from banks and loans at amortized cost | Card receivable
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	36,343
Finance and insurance | Deposits and loans at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	1,425,488
Finance and insurance | Deposits and loans at FVTPL | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	870,656
Finance and insurance | Deposits and loans at FVTPL | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	554,832
Finance and insurance | Trading assets
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		17,183,669
Finance and insurance | Financial assets designated at FVTPL(IAS39)
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		1,201,464
Finance and insurance | Securities at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	25,067,491
Finance and insurance | AFS financial assets
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		23,384,608
Finance and insurance | Securities at fair value through other comprehensive income
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	22,436,768
Finance and insurance | HTM financial assets
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		5,975,448
Finance and insurance | Securities at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	6,634,975
Manufacturing
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	47,825,016	43,463,477
Manufacturing | Due from banks and loans
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		40,662,964
Manufacturing | Due from banks and loans | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		1,592
Manufacturing | Due from banks and loans | Retail
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		0
Manufacturing | Due from banks and loans | Government
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		1,314
Manufacturing | Due from banks and loans | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		40,364,768
Manufacturing | Due from banks and loans | Card receivable
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		295,290
Manufacturing | Due from banks and loans at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	44,170,108
Manufacturing | Due from banks and loans at amortized cost | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	2,219
Manufacturing | Due from banks and loans at amortized cost | Retail
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0
Manufacturing | Due from banks and loans at amortized cost | Government
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0
Manufacturing | Due from banks and loans at amortized cost | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	43,957,565
Manufacturing | Due from banks and loans at amortized cost | Card receivable
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	210,324
Manufacturing | Deposits and loans at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	213,715
Manufacturing | Deposits and loans at FVTPL | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0
Manufacturing | Deposits and loans at FVTPL | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	213,715
Manufacturing | Trading assets
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		1,139,609
Manufacturing | Financial assets designated at FVTPL(IAS39)
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		202,906
Manufacturing | Securities at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	1,646,132
Manufacturing | AFS financial assets
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		1,409,017
Manufacturing | Securities at fair value through other comprehensive income
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	1,695,624
Manufacturing | HTM financial assets
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		48,981
Manufacturing | Securities at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	99,437
Retail and wholesale
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	19,287,593	18,173,500
Retail and wholesale | Due from banks and loans
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		16,703,966
Retail and wholesale | Due from banks and loans | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		0
Retail and wholesale | Due from banks and loans | Retail
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		0
Retail and wholesale | Due from banks and loans | Government
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		0
Retail and wholesale | Due from banks and loans | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		16,563,849
Retail and wholesale | Due from banks and loans | Card receivable
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		140,117
Retail and wholesale | Due from banks and loans at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	17,589,602
Retail and wholesale | Due from banks and loans at amortized cost | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0
Retail and wholesale | Due from banks and loans at amortized cost | Retail
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0
Retail and wholesale | Due from banks and loans at amortized cost | Government
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0
Retail and wholesale | Due from banks and loans at amortized cost | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	17,420,532
Retail and wholesale | Due from banks and loans at amortized cost | Card receivable
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	169,070
Retail and wholesale | Deposits and loans at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	209,631
Retail and wholesale | Deposits and loans at FVTPL | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0
Retail and wholesale | Deposits and loans at FVTPL | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	209,631
Retail and wholesale | Trading assets
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		1,206,133
Retail and wholesale | Financial assets designated at FVTPL(IAS39)
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		36,112
Retail and wholesale | Securities at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	1,185,571
Retail and wholesale | AFS financial assets
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		227,289
Retail and wholesale | Securities at fair value through other comprehensive income
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	302,789
Retail and wholesale | HTM financial assets
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		0
Retail and wholesale | Securities at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0
Real estate and service
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	28,676,897	24,739,940
Real estate and service | Due from banks and loans
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		23,100,220
Real estate and service | Due from banks and loans | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		56,744
Real estate and service | Due from banks and loans | Retail
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		0
Real estate and service | Due from banks and loans | Government
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		0
Real estate and service | Due from banks and loans | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		23,005,675
Real estate and service | Due from banks and loans | Card receivable
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		37,801
Real estate and service | Due from banks and loans at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	27,055,617
Real estate and service | Due from banks and loans at amortized cost | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	300
Real estate and service | Due from banks and loans at amortized cost | Retail
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0
Real estate and service | Due from banks and loans at amortized cost | Government
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	2,795
Real estate and service | Due from banks and loans at amortized cost | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	27,009,286
Real estate and service | Due from banks and loans at amortized cost | Card receivable
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	43,236
Real estate and service | Deposits and loans at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	22,597
Real estate and service | Deposits and loans at FVTPL | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	20,004
Real estate and service | Deposits and loans at FVTPL | Retail
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	2,593
Real estate and service | Trading assets
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		176,273
Real estate and service | Financial assets designated at FVTPL(IAS39)
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		45,178
Real estate and service | Securities at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	342,124
Real estate and service | AFS financial assets
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		632,410
Real estate and service | Securities at fair value through other comprehensive income
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	480,979
Real estate and service | HTM financial assets
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		785,859
Real estate and service | Securities at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	775,580
Construction service
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	4,600,610	3,965,378
Construction service | Due from banks and loans
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		2,919,431
Construction service | Due from banks and loans | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		0
Construction service | Due from banks and loans | Retail
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		0
Construction service | Due from banks and loans | Government
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		0
Construction service | Due from banks and loans | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		2,880,851
Construction service | Due from banks and loans | Card receivable
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		38,580
Construction service | Due from banks and loans at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	3,314,615
Construction service | Due from banks and loans at amortized cost | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0
Construction service | Due from banks and loans at amortized cost | Retail
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0
Construction service | Due from banks and loans at amortized cost | Government
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0
Construction service | Due from banks and loans at amortized cost | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	3,272,406
Construction service | Due from banks and loans at amortized cost | Card receivable
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	42,209
Construction service | Deposits and loans at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	1,621
Construction service | Deposits and loans at FVTPL | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0
Construction service | Deposits and loans at FVTPL | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	1,621
Construction service | Trading assets
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		112,409
Construction service | Financial assets designated at FVTPL(IAS39)
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		27,678
Construction service | Securities at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	208,455
Construction service | AFS financial assets
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		348,269
Construction service | Securities at fair value through other comprehensive income
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	480,585
Construction service | HTM financial assets
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		557,591
Construction service | Securities at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	595,334
Hotel and food service
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	5,695,381	2,497,842
Hotel and food service | Due from banks and loans
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		2,426,186
Hotel and food service | Due from banks and loans | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		0
Hotel and food service | Due from banks and loans | Retail
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		0
Hotel and food service | Due from banks and loans | Government
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		0
Hotel and food service | Due from banks and loans | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		2,413,929
Hotel and food service | Due from banks and loans | Card receivable
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		12,257
Hotel and food service | Due from banks and loans at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	5,633,652
Hotel and food service | Due from banks and loans at amortized cost | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0
Hotel and food service | Due from banks and loans at amortized cost | Retail
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0
Hotel and food service | Due from banks and loans at amortized cost | Government
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0
Hotel and food service | Due from banks and loans at amortized cost | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	5,610,146
Hotel and food service | Due from banks and loans at amortized cost | Card receivable
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	23,506
Hotel and food service | Deposits and loans at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	900
Hotel and food service | Deposits and loans at FVTPL | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0
Hotel and food service | Deposits and loans at FVTPL | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	900
Hotel and food service | Trading assets
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		71,656
Hotel and food service | Financial assets designated at FVTPL(IAS39)
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		0
Hotel and food service | Securities at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	60,829
Hotel and food service | AFS financial assets
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		0
Hotel and food service | Securities at fair value through other comprehensive income
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0
Hotel and food service | HTM financial assets
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		0
Hotel and food service | Securities at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0
Other industry
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	92,157,268	70,188,840
Other industry | Due from banks and loans
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		36,609,523
Other industry | Due from banks and loans | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		2,219,949
Other industry | Due from banks and loans | Retail
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		0
Other industry | Due from banks and loans | Government
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		1,059,972
Other industry | Due from banks and loans | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		32,934,457
Other industry | Due from banks and loans | Card receivable
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		395,145
Other industry | Due from banks and loans at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	47,518,415
Other industry | Due from banks and loans at amortized cost | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	354,198
Other industry | Due from banks and loans at amortized cost | Retail
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0
Other industry | Due from banks and loans at amortized cost | Government
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	128,644
Other industry | Due from banks and loans at amortized cost | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	26,066,753
Other industry | Due from banks and loans at amortized cost | Card receivable
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	20,968,820
Other industry | Deposits and loans at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	205,898
Other industry | Deposits and loans at FVTPL | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0
Other industry | Deposits and loans at FVTPL | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	205,898
Other industry | Trading assets
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		3,940,194
Other industry | Financial assets designated at FVTPL(IAS39)
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		831,363
Other industry | Securities at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	11,779,244
Other industry | AFS financial assets
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		11,184,959
Other industry | Securities at fair value through other comprehensive income
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	12,280,901
Other industry | HTM financial assets
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		17,622,801
Other industry | Securities at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	20,372,810
Retail customers
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	136,601,042	144,027,053
Retail customers | Due from banks and loans
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		144,027,053
Retail customers | Due from banks and loans | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		0
Retail customers | Due from banks and loans | Retail
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		124,868,554
Retail customers | Due from banks and loans | Government
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		0
Retail customers | Due from banks and loans | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		0
Retail customers | Due from banks and loans | Card receivable
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		19,158,499
Retail customers | Due from banks and loans at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	136,601,042
Retail customers | Due from banks and loans at amortized cost | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0
Retail customers | Due from banks and loans at amortized cost | Retail
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	136,499,558
Retail customers | Due from banks and loans at amortized cost | Government
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0
Retail customers | Due from banks and loans at amortized cost | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	2,705
Retail customers | Due from banks and loans at amortized cost | Card receivable
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	98,779
Retail customers | Deposits and loans at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0
Retail customers | Deposits and loans at FVTPL | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0
Retail customers | Deposits and loans at FVTPL | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0
Retail customers | Trading assets
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		0
Retail customers | Financial assets designated at FVTPL(IAS39)
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		0
Retail customers | Securities at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0
Retail customers | AFS financial assets
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		0
Retail customers | Securities at fair value through other comprehensive income
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0
Retail customers | HTM financial assets
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]		₩ 0
Retail customers | Securities at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	₩ 0

[1]	The following accounts are the net book value less provision for doubtful accounts.